EQUITY	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
EQUITY	EQUITY
The Company is authorized to issue 450,000,000 Ordinary Shares and 50,000,000 Preference Shares, each with a par value of $0.0001. The specific designations, voting rights, and other preferences of these shares can be established as needed by the Company’s board. There were no Preference Shares issued during the periods presented. All shares are equally eligible to receive dividends and the repayment of capital and represent one vote at shareholders’ meetings of Logistic Properties of the Americas. As of December 31, 2025 and 2024, a total of 31,867,009 and 31,799,747 Ordinary Shares had been issued, respectively.
New Circle SEPA
On September 23, 2025, the Company entered into a Share Purchase Agreement (the “New Circle SEPA”) with an unrelated third-party broker (“New Circle”). Under the New Circle SEPA, the New Circle provides the Company with an Equity Reserve Facility (“ERF”) where the Company has the right to issue and sell to broker up to $30.0 million of Ordinary Shares, subject to certain limitations and conditions set forth in the New Circle SEPA, from time to time, over a 36-month period. Sales of the Ordinary Shares to New Circle under the New Circle SEPA, and the timing of any such sales, are solely at the Company’s option, and the Company is under no obligation to sell any Ordinary Shares to New Circle under the New Circle SEPA.
Upon the satisfaction of the conditions precedent in the New Circle SEPA, which include having a registration statement for the resale of the Ordinary Shares issued to New Circle (the “Registration Statement”) declared effective, the Company has the right to direct New Circle to purchase a specified number of Ordinary Shares by delivering a written notice (a “Purchase Notice”). The Company has the option to elect the purchase price as (i) 97.5% of the lowest daily volume weighted average price (“VWAP”) of the Ordinary Shares during a three-day period following the New Circle’s receipt of a Purchase Notice or (ii) 96% of the VWAP on the trading day after the Purchase Notice.
A Purchase Notice may not be for the purchase of more than the lesser of (i) an amount of Ordinary Shares equal to 100% of the average of the daily trading volume of the Ordinary Shares on the NYSE American during the five consecutive trading days immediately preceding the delivery of the Purchase Notice and (ii) 100,000 Ordinary Shares. Additionally, New Circle is not obligated to purchase any Ordinary Shares that would cause their total beneficial ownership, along with affiliates, to exceed 4.99% of the outstanding voting power or number of Ordinary Shares (the “Ownership Limitation”), provided that New Circle may increase this limit to 9.99% at their sole discretion by providing a written notice to the Company.
The New Circle SEPA will automatically terminate on the earliest of (i) the 36-month anniversary of the New Circle SEPA, (ii) the date on which New Circle shall have made payment to the Company for Ordinary Shares equal to $30.0 million or (iii) the date any law or regulation is enacted that would prohibit any of the transactions contemplated by the New Circle SEPA. The Company has the right to terminate the New Circle SEPA at no cost or penalty upon five trading days’ prior written notice to New Circle, provided that there are no outstanding Purchase Notices under which
Ordinary Shares have yet to be issued and the Company has paid all amounts owed to New Circle pursuant to the New Circle SEPA. The Company and New Circle may also agree to terminate the New Circle SEPA by mutual written consent.
As consideration for New Circle’s commitment to purchase Ordinary Shares pursuant to the New Circle SEPA, the Company shall pay a commitment fee (the “Commitment Fee”) to New Circle in the form of Ordinary Shares with an aggregate market value equal to $300,000 (the “Commitment Shares”), the value of which shall be determined based on the closing price of the Ordinary Shares on the date the Registration Statement is declared effective by the SEC; provided however, that the Company may, in its sole discretion, elect to pay the Commitment Fee in a cash amount equal to $250,000 in lieu of issuing Commitment Shares, so long as such amount is paid on or prior to the day of filing of the Registration Statement.
The Company determined that the right to sell Ordinary Shares to New Circle under the New Circle SEPA constitutes a freestanding purchased put option and should be classified as a derivative asset. However, the Company currently does not recognize this derivative asset in the consolidated statements of financial position as the fair value of the option is considered de minimis since the Company expects to sell the Ordinary Shares at a discount to the prevailing market price. When the option is exercised and shares are issued, the Company will record the cash proceeds, net of the issuance discount, into equity.
In connection with the ERF, the Company filed a Registration Statement on Form F‑3 with the U.S. Securities and Exchange Commission (“SEC”) on October 3, 2025, registering the resale of Ordinary Shares issuable under the New Circle SEPA. On December 1, 2025, the Registration Statement was declared effective and 5,041,598 Ordinary Shares were registered for resale under the Registration Statement, consisting of 4,950,412 Ordinary Shares reserved to be issued upon purchase from the Company by New Circle from time to time under the New Circle SEPA and 91,186 Ordinary Shares (calculated using $300,000 divided by the closing market price on the date the Registration Statement was declared effective by the SEC) as the Commitment Shares, which were issued and delivered to New Circle on December 2, 2025.
The Company determined that the Commitment Shares represent share-based compensation for the services provided by the New Circle in making the equity facility available and is classified as equity-settled. During the year ended December 31, 2025, the Company recognized the value of the fee in equity immediately upon the issuance of the Commitment Shares. Additionally, the Company expensed the structuring and legal fees of $368,556, which were recorded within other expenses in the year ended December 31, 2025.
Share Repurchase Program
On November 22, 2024, the Company’s board of directors approved a share repurchase program (“Program”) with authorization to purchase up to $10.0 million of Ordinary Shares for a duration of 12 months. On November 29, 2024, the Company and an unrelated third-party broker entered into a Share Purchase Agreement. Under the Share Purchase Agreement, the broker is authorized to execute the Program on behalf of the Company to purchase the Ordinary Shares from the open market. Prior to their retirement or reissuance, the Ordinary Shares repurchased are recorded as treasury shares in equity at cost including the fees paid to the Broker. The Share Purchase Agreement was terminated as of June 5, 2025.
As of December 31, 2025 and 2024, the Company held 249,194 and 126,834 of the Company’s Ordinary Shares, with 750,806 and 873,166 shares remained available for future repurchases under the Program. Share repurchase activities are as follows for the year ended December 31, 2025:

December 31, 2025
Shares repurchased (1)	122,360
Average purchase price per share	$6.44
Aggregate purchase price (2)	$787,609
(1)249,194 treasury shares amounting to $2.0 million were repurchased. Further, 126,834 treasury shares amounting to $1.2 million were cancelled during the year ended December 31, 2025.
(2)Net of fees paid to the broker.

Retirement of Treasury Shares
During the year ended December 31, 2025, the Company retired a portion of its treasury shares previously repurchased under the Program authorized by the LPA Board of Directors. In the fourth quarter of 2025, the Company retired 126,834 treasury shares with an aggregate carrying amount of approximately $1,242,773 . The retirement resulted in the permanent elimination of these shares from issued share capital and reduced the number of Ordinary Shares outstanding.
Legal Reserves
Retained earnings consist of legal reserves and accumulated earnings. According to the legislation in effect in several countries in which the Company operates, the Company’s subsidiaries must appropriate a portion of each year’s net earnings to its respective legal reserve. The legal reserve amount varies by jurisdiction and ranges from 5% to 10% of the net earnings generated by operating entities, up to a cap of 10% to 50% of that entity’s capital stock.